Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
EQUITY GRANT POLICIES
Although we do not have a formal policy with respect to the timing of our equity award grants, the compensation committee generally grants annual equity awards on a predetermined annual schedule and does not take material nonpublic information into account when determining the timing and terms of such awards. In addition, we do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
During our fiscal year ended December 31, 2025, Dr. Watkins was awarded a stock option during the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), and ending one business day after the filing or furnishing of such report (the “Designated Periods”). Pursuant to SEC Rules, we are providing the following information relating to the stock option awarded to Dr. Watkins in the Designated Periods occurring during our fiscal year ended December 31, 2025:

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)	Percentage Change in the Closing Market
Price of the Securities Underlying the
Award Between the Trading Day Ending
Immediately Prior to the Disclosure of Material
Nonpublic Information and the Trading Day
Beginning Immediately Following the Disclosure of
Material Nonpublic Information
(%)
Timothy R. Watkins, M.D., MSc.	04/28/2025	286,000	4.50	984,556	—

Award Timing Method
Although we do not have a formal policy with respect to the timing of our equity award grants, the compensation committee generally grants annual equity awards on a predetermined annual schedule and does not take material nonpublic information into account when determining the timing and terms of such awards. In addition, we do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)	Percentage Change in the Closing Market
Price of the Securities Underlying the
Award Between the Trading Day Ending
Immediately Prior to the Disclosure of Material
Nonpublic Information and the Trading Day
Beginning Immediately Following the Disclosure of
Material Nonpublic Information
(%)
Timothy R. Watkins, M.D., MSc.	04/28/2025	286,000	4.50	984,556	—

John S. Healy [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Timothy R. Watkins, M.D., MSc.
Underlying Securities	286,000
Exercise Price | $ / shares	$ 4.50
Fair Value as of Grant Date | $	$ 984,556
Underlying Security Market Price Change	0